Income Taxes (Details) - Schedule of current and deferred portions of income tax expense included in the consolidated statements of income ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Schedule of current and deferred portions of income tax expense included in the consolidated statements of income [Abstract]
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	¥ (4,983,919)	$ (771,458)	¥ (788,450)	¥ 316,069
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax/(benefit) at statutory tax rate	¥ (1,245,980)	$ (192,865)	¥ (197,112)	¥ 79,017
Non-deductible expenses	1,148,509	177,777	3,028	30,961
International tax rate difference	23,335	3,612	39,619	6,000
Preferential tax rate	(1,579)	(244)	(14,306)	(8,357)
Effect of income tax exemptions			(538)	(1,232)
Equity pick-up				(2,698)
Additional tax deduction for qualified research and development expenses	(4,176)	(646)	(4,278)	(5,525)
Change in valuation allowance	110,761	17,144	134,720	11,006
Expired loss				11,905
Interest and penalty			1,096	1,605
Outside basis difference				(1,583)
Effect of changes in tax rates on deferred taxes			(14)	442
Income tax expense/(benefit)	¥ 30,870	$ 4,778	¥ (37,785)	¥ 121,541